Taxation - Deferred Income Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets [Abstract]
Pensions and stock options	$ 2	$ 4
Provisions	30	28
Net operating losses carried forward	259	263
Gross deferred tax assets	291	295
Valuation allowance	(255)	(254)
Deferred tax assets, net of valuation allowance	36	41
Deferred Tax Liability [Abstract]
Property, plant and equipment	30	49
Unremitted Earnings of Subsidiaries	10	27
Intangibles	4	34
Gross deferred tax liabilities	44	110
Net deferred tax liability	$ (8)	$ (69)